Trading Assets - Summary of Geographic Breakdown Trading Loans (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Trading loans	[1],[2]	$ 8,487	$ 7,649
United States [member]
Disclosure of financial assets [line items]
Trading loans	[1],[2],[3]	6,290	6,154
Europe [member]
Disclosure of financial assets [line items]
Trading loans	[1],[2],[3]	434	458
Canada [member]
Disclosure of financial assets [line items]
Trading loans	[1],[2],[4]	1,759	980
Other Countries [member]
Disclosure of financial assets [line items]
Trading loans	[1],[2]	$ 4	$ 57

[1]	Geographic segmentation of trading loans is based upon the location of the ultimate risk of the underlying asset.
[2]	Loans are primarily denominated in U.S. dollars.
[3]	Includes trading loans that serve as a hedge to loan-based credit total return swaps.
[4]	Includes trading loans that serve as hedges to total return swaps, hedges for precious metal certificate liabilities and loans subject to sale through syndication.